Annual Operating Expenses - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2024
Fidelity Advisor Focused Emerging Markets Fund - Class A
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	1.19%
Fidelity Advisor Focused Emerging Markets Fund - Class C
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[1]
Total annual operating expenses	1.93%
Fidelity Advisor Focused Emerging Markets Fund - Class M
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.03%	[1]
Total annual operating expenses	1.43%
Fidelity Advisor Focused Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.93%
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.81%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.21%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.